Statement of cash flows (Parenthetical) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 USD ($)	Nov. 30, 2019 ZAR (R)	Nov. 30, 2019 USD ($)
Statement
Movement in assets held for sale	R 549	R 427
Proceeds from long-term debt	88	26,057		R 36,487
Repayment of long-term debt	12,086	61,454		28,335
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Statement
Movement in assets held for sale	R 1,000
Bonds issued in March 2021
Statement
Proceeds from long-term debt		23,100	$ 1,500
Term loans
Statement
Repayment of long-term debt		5,400	350
Revolving credit facility | Sasol Financing International Limited
Statement
Repayment of long-term debt		R 55,400	$ 3,600	R 23,500	$ 1,500
Syndicated loan facility
Statement
Notional amount						R 17,000	$ 1,000